CHAPMAN AND CUTLER LLP
                     111 WEST MONROE STREET
                     CHICAGO, ILLINOIS 60603



                        January 16, 2008



Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Attn:  Kim Browning

     Re:                      FT 1638
                 ETF Equity Allocation Mar. '08
                 ETF Growth and Income Mar. '08
                         (the Trusts)

Dear Ms. Browning:

     Included herewith please find a copy of Amendment No. 1 to the Registration Statement for the above referenced unit investment trust as filed with the Securities and Exchange Commission (the Commission) on January 16, 2008. First Trust
Portfolios  L.P.  (First  Trust  or  Sponsor)  will  act   as
depositor and sponsor of the Trusts. The Trusts will invest in portfolios of common stocks of exchange-traded funds (ETFs). As certain of the ETFs in which the Trusts will invest are structured as open-end management investment companies, the Trusts are not eligible to go automatically effective in reliance on Rule 487 under the Securities Act of 1933, as amended (the Securities Act). Recent examples of similar unit investment trusts which have included ETFs in their portfolios are FT 1573 (File No. 333-146711) and FT 1590 (File No. 333-147089), declared effective by the Commission on December 13, 2007.

     The purpose of this Amendment is to update the prospectus.

        We  are  advised  that First Trust  proposes  to  deposit
securities  and  to  activate  the subject  Trusts  on  or  about
March 13, 2008, or shortly thereafter, depending on market conditions. An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time, accompanied by the request of First Trust that the Registration Statement filed under the Securities Act be made effective. Based upon the foregoing, as specified in Securities Act Release No. 6510, we respectfully request selective review of the inclusion in the Trust of the ETFs by the staff of the Commission and ask that the Trust be granted effectiveness by the staff as early as possible on March 13, 2008.

     Inasmuch as the Fund is not yet operative, no filings have been required under any of the acts administered by the Securities and Exchange Commission. Therefore, for purposes of Securities Act Release No. 5196, there are no delinquencies to be reported or other references to be made to filings under the 1934 Act.

     No notification of registration or Registration Statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under the 1940 Act (file No. 811-05903) are intended to apply not only to that series of the fund, but to all "subsequent series" as well.

     In the event that there are any questions in respect hereto, or if there is any way in which we can be of assistance, please do not hesitate to telephone either the undersigned at (312/845-
3017) or Eric F. Fess at (312/845-3781).

                                    Very truly yours,

                                    CHAPMAN AND CUTLER LLP



                                    By  /s/ Brian D. free
                                       --------------------
                                            Brian D. Free

cc:  Eric F. Fess
     W. Scott Jardine

Enclosure